               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                       METROPOLITAN LIFE INSURANCE COMPANY

             METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II

                          SUPPLEMENT DATED MAY 1, 2011
                                       TO
               PROSPECTUS DATED OCTOBER 20, 2006 (AS SUPPLEMENTED)

This supplement updates certain information contained in your last prospectus dated October 20, 2006 and subsequent supplements for the Flexible Premium Deferred Variable Annuity Contract (the "Contract") offered by Metropolitan Life Insurance Company ("We", "Us", "MetLife", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract owners. You should read and retain this supplement with your Contract.

The Contract has 20 investment choices: a Fixed Account and 19 variable Subaccounts, which are divisions of the Metropolitan Life Variable Annuity Separate Account II (the "Separate Account"). You can put your money into the Fixed Account and/or any of these Subaccounts. Money directed to the Fixed Account earns a declared interest rate that is guaranteed by us. Money directed to any Subaccount is invested exclusively in a single Investment Portfolio. These Investment Portfolios are professionally managed and provide a broad range of investment strategies (growth and income, aggressive growth, income, etc.), styles (growth, value, etc.) and asset classes (stocks, bond, international, etc.) and are listed below. Investments in the Investment Portfolios are not guaranteed. You could lose money.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE     MFS(R) Research International Portfolio
  INSURANCE FUNDS) -- SERIES I                     Oppenheimer Capital Appreciation Portfolio
  Invesco V.I. International Growth Fund           Pioneer Fund Portfolio
FIDELITY(R) VARIABLE INSURANCE                   METROPOLITAN SERIES FUND, INC. -- CLASS A
  PRODUCTS -- INITIAL CLASS                        BlackRock Legacy Large Cap Growth Portfolio
  Contrafund(R) Portfolio                          BlackRock Money Market Portfolio
  Equity-Income Portfolio                          MFS(R) Total Return Portfolio
  High Income Portfolio                            T. Rowe Price Large Cap Growth Portfolio
  Index 500 Portfolio                              Western Asset Management Strategic Bond
LEGG MASON PARTNERS VARIABLE EQUITY                Opportunities Portfolio
  TRUST -- CLASS I                                 Western Asset Management U.S. Government
  Legg Mason ClearBridge Variable Aggressive       Portfolio
  Growth Portfolio                               MFS(R) VARIABLE INSURANCE TRUST -- INITIAL
  Legg Mason ClearBridge Variable                  CLASS
  Appreciation Portfolio                           MFS(R) Research Bond Series
  Legg Mason ClearBridge Variable Small Cap
  Growth Portfolio
MET INVESTORS SERIES TRUST -- CLASS A
  BlackRock Large Cap Core Portfolio



Current prospectuses for the Investment Portfolios can be obtained by calling 1-800-497-4857.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLES

--------------------------------------------------------------------------------

ANNUAL SEPARATE ACCOUNT CHARGES (FOR CONTRACTS APPLIED FOR ON AND AFTER FEBRUARY 1, 1999)
(as a percentage of the average daily net assets of the Separate Account)

We will assess a mortality and expense risk charge ("M&E") of 1.25% and an administrative expense charge of 0.15% on all contracts.

Mortality and Expense Risk Charge............................................   1.25%(1)
Administrative Expense Charge................................................   0.15%
                                                                                --------
  Total Annual Separate Account Charge.......................................   1.40%


ANNUAL SEPARATE ACCOUNT CHARGES (FOR CONTRACTS APPLIED FOR PRIOR TO FEBRUARY 1,
1999)
(as a percentage of average net assets)

Mortality and Expense Risk Charge............................................   0.84%(1)
Administrative Expense Charge................................................   0.15%
                                                                                --------
  Total Separate Account Expenses............................................   0.99%


---------
(1)   We will waive the following amounts of the Mortality and Expense Risk
      Charge: the amount, if any, equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the BlackRock Legacy Large Cap Growth Portfolio -- Class A; 0.88% for the Subaccount investing in the MFS((R) )Research International Portfolio -- Class A; 0.68% for the Subaccount investing in the Oppenheimer Capital Appreciation
      Portfolio -- Class A; and 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A.

INVESTMENT PORTFOLIO EXPENSES AS OF DECEMBER 31, 2010 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Investment Portfolios, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Investment Portfolios may impose a redemption fee in the future. The second table shows each Investment Portfolio's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Investment Portfolios provided this information and we have not independently verified it. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio. Current prospectuses for the Investment Portfolios can be obtained by calling 1-800-497-4857.

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES

                                                                          MINIMUM   MAXIMUM
                                                                          -------   -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses).............................................................   0.10%     1.04%


INVESTMENT PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                DISTRIBUTION            ACQUIRED   TOTAL   CONTRACTUAL FEE NET TOTAL
                                                   AND/OR              FUND FEES   ANNUAL   WAIVER AND/OR    ANNUAL
                                    MANAGEMENT SERVICE(12b-1)   OTHER     AND    OPERATING     EXPENSE     OPERATING
INVESTMENT PORTFOLIO                    FEE         FEES      EXPENSES  EXPENSES  EXPENSES  REIMBURSEMENT   EXPENSES
--------------------                ---------- -------------- -------- --------- --------- --------------- ---------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS) -- SERIES I
  Invesco V.I. International Growth
     Fund..........................    0.71%         --         0.33%      --      1.04%          --        1.04%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
  Contrafund(R) Portfolio..........    0.56%         --         0.09%      --      0.65%          --        0.65%
  Equity-Income Portfolio..........    0.46%         --         0.10%      --      0.56%          --        0.56%
  High Income Portfolio............    0.57%         --         0.12%      --      0.69%          --        0.69%
  Index 500 Portfolio..............    0.10%         --           --       --      0.10%          --        0.10%(1)
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST -- CLASS I

                                                DISTRIBUTION            ACQUIRED   TOTAL   CONTRACTUAL FEE NET TOTAL
                                                   AND/OR              FUND FEES   ANNUAL   WAIVER AND/OR    ANNUAL
                                    MANAGEMENT SERVICE(12b-1)   OTHER     AND    OPERATING     EXPENSE     OPERATING
INVESTMENT PORTFOLIO                    FEE         FEES      EXPENSES  EXPENSES  EXPENSES  REIMBURSEMENT   EXPENSES
--------------------                ---------- -------------- -------- --------- --------- --------------- ---------
  Legg Mason ClearBridge Variable
     Aggressive Growth Portfolio...    0.75%         --         0.04%      --      0.79%          --        0.79%
  Legg Mason ClearBridge Variable
     Appreciation Portfolio........    0.71%         --         0.03%      --      0.74%          --        0.74%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio....    0.75%         --         0.14%      --      0.89%          --        0.89%
MET INVESTORS SERIES TRUST -- CLASS
  A
  BlackRock Large Cap Core
     Portfolio.....................    0.59%         --         0.05%      --      0.64%          --        0.64%
  MFS(R) Research International
     Portfolio.....................    0.69%         --         0.09%      --      0.78%        0.03%       0.75%(2)
  Oppenheimer Capital Appreciation
     Portfolio.....................    0.60%         --         0.06%      --      0.66%          --        0.66%
  Pioneer Fund Portfolio...........    0.64%         --         0.05%      --      0.69%        0.02%       0.67%(3)
METROPOLITAN SERIES FUND,
  INC. -- CLASS A
  BlackRock Legacy Large Cap Growth
     Portfolio.....................    0.73%         --         0.04%      --      0.77%        0.02%       0.75%(4)
  BlackRock Money Market
     Portfolio.....................    0.32%         --         0.02%      --      0.34%        0.01%       0.33%(5)
  MFS(R) Total Return Portfolio....    0.54%         --         0.04%      --      0.58%          --        0.58%
  T. Rowe Price Large Cap Growth
     Portfolio.....................    0.60%         --         0.04%      --      0.64%          --        0.64%
  Western Asset Management
     Strategic Bond Opportunities
     Portfolio.....................    0.62%         --         0.05%      --      0.67%        0.04%       0.63%(6)
  Western Asset Management U.S.
     Government Portfolio..........    0.47%         --         0.03%      --      0.50%        0.01%       0.49%(7)
MFS(R) VARIABLE INSURANCE
  TRUST -- INITIAL CLASS
  MFS(R) Research Bond Series......    0.50%         --         0.09%      --      0.59%          --        0.59%


---------
(1) Management fees have been reduced to 0.10%, and class expenses are limited to 0.10% (excluding interest, taxes, brokerage commissions, security lending fees, and extraordinary expenses). This expense limit is required by contract and may not be increased without approval of the fund's shareholders and board of trustees.

(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.

(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.50% for the amounts over $200 million but less than $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

SECTION 2. ANNUITY PAYMENTS (THE INCOME PHASE)

We have modified the second sentence of the second paragraph to read as follows:

If you don't choose an Annuity Income Date, Annuity Income Payments will begin on the Annuitant's 65th birthday or 10 years after the date the Contract was issued, whichever is later (this requirement may be changed by us).

SECTION 4: SUBACCOUNTS

There is no assurance that an Investment Portfolio will achieve its stated objective. YOU SHOULD READ THE PROSPECTUSES FOR THESE INVESTMENT PORTFOLIOS CAREFULLY BEFORE INVESTING.

The current Investment Portfolios are listed below, along with their investment objectives, investment advisers and any subadviser.

                                               INVESTMENT                         INVESTMENT
       INVESTMENT PORTFOLIO                    OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS) -- SERIES I
  Invesco V.I. International       Seeks long-term growth of          Invesco Advisers, Inc.
     Growth Fund                   capital.
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
  Contrafund(R) Portfolio          Seeks long-term capital            Fidelity Management & Research
                                   appreciation.                      Company Subadviser: FMR Co., Inc.
  Equity-Income Portfolio          Seeks reasonable income. The fund  Fidelity Management & Research
                                   will also consider the potential   Company Subadviser: FMR Co., Inc.
                                   for capital appreciation. The
                                   fund's goal is to achieve a yield
                                   which exceeds the composite yield
                                   on the securities comprising the
                                   Standard & Poor's 500(R) Index
                                   (S&P 500(R)).
  High Income Portfolio            Seeks a high level of current      Fidelity Management & Research
                                   income, while also considering     Company Subadviser: FMR Co., Inc.
                                   growth of capital.
  Index 500 Portfolio              Seeks investment results that      Fidelity Management & Research
                                   correspond to the total return of  Company Subadviser: FMR Co.,
                                   common stocks publicly traded in   Inc.; Geode Capital Management,
                                   the United States, as represented  LLC
                                   by the Standard & Poor's 500(R)
                                   Index (S&P 500(R)).
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason ClearBridge Variable  Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
     Aggressive Growth Portfolio                                      LLC Subadviser: ClearBridge
                                                                      Advisors, LLC
  Legg Mason ClearBridge Variable  Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
     Appreciation Portfolio        capital.                           LLC Subadviser: ClearBridge
                                                                      Advisors, LLC
  Legg Mason ClearBridge Variable  Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Small Cap Growth Portfolio    capital.                           LLC Subadviser: ClearBridge
                                                                      Advisors, LLC
MET INVESTORS SERIES
  TRUST -- CLASS A
  BlackRock Large Cap Core         Seeks long-term capital growth.    MetLife Advisers, LLC Subadviser:
     Portfolio                                                        BlackRock Advisors, LLC
  MFS(R) Research International    Seeks capital appreciation.        MetLife Advisers, LLC Subadviser:
     Portfolio                                                        Massachusetts Financial Services
                                                                      Company
  Oppenheimer Capital              Seeks capital appreciation.        MetLife Advisers, LLC Subadviser:
     Appreciation Portfolio                                           OppenheimerFunds, Inc.
  Pioneer Fund Portfolio           Seeks reasonable income and        MetLife Advisers, LLC Subadviser:
                                   capital growth.                    Pioneer Investment Management,
                                                                      Inc.
METROPOLITAN SERIES FUND,
  INC. -- CLASS A
  BlackRock Legacy Large Cap       Seeks long-term growth of          MetLife Advisers, LLC Subadviser:
     Growth Portfolio              capital.                           BlackRock Advisors, LLC
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC Subadviser:
     Portfolio                     income consistent with             BlackRock Advisors, LLC
                                   preservation of capital.
  MFS(R) Total Return Portfolio    Seeks a favorable total return     MetLife Advisers, LLC Subadviser:
                                   through investment in a            Massachusetts Financial Services
                                   diversified portfolio.             Company
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC Subadviser:
     Portfolio                     and, secondarily, dividend         T. Rowe Price Associates, Inc.
                                   income.
  Western Asset Management         Seeks to maximize total return     MetLife Advisers, LLC Subadviser:
     Strategic Bond Opportunities  consistent with preservation of    Western Asset Management Company
     Portfolio                     capital.
  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC Subadviser:
     Government Portfolio          consistent with preservation of    Western Asset Management Company
                                   capital and maintenance of
                                   liquidity.
MFS(R) VARIABLE INSURANCE
  TRUST -- INITIAL CLASS
  MFS(R) Research Bond Series      Seeks total return with an         Massachusetts Financial Services
                                   emphasis on current income, but    Company
                                   also considering capital
                                   appreciation.


SECTION 5: CHARGES AND DEDUCTIONS

We have added the following paragraphs at the end of the SURRENDER CHARGES subsection:

We will not assess the surrender charge on required minimum distributions from, or excess contributions to, Qualified Contracts. (This exception only applies to amounts that are required to be distributed from this Contract.)

A surrender charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.

SECTION 6: TAXES

GENERAL TAXATION OF ANNUITIES

We have modified the following paragraph in this subsection to read as follows:

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans) for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

We have modified the following paragraph in this subsection to read as follows:

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

We have added the following new paragraph to this subsection:

TSAS (TAX-SHELTERED ANNUITIES-ERISA AND NON-ERISA)

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

NON-QUALIFIED ANNUITY CONTRACTS

We have modified the following paragraph in this subsection to read as follows:

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a Non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

We have replaced the paragraphs in this subsection with the following paragraph:

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your Contract allows and you elect to apply less than the entire account value of your Contract to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.

OTHER TAX CONSIDERATIONS

PUERTO RICO TAX CONSIDERATIONS

We have modified the following paragraph in this subsection to read as follows:

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

SECTION 8. DEATH BENEFIT

We have added the following new paragraph to this section:

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under dollar cost averaging, systematic withdrawal and managed distribution programs), we will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and written payment instructions or election of beneficiary contract continuance.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

5 Park Plaza, Suite 1900                                                      (800) 848-3854
Irvine, CA 92614
                                                                SUPP -- Book 26 ( & 25) 5/11